Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2017	$ 10,380	$ 2,562,057	$ 232,542	$ 2,042,081	$ (60,066)		$ 4,786,994
Balance (shares) at Dec. 31, 2017	10,380,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering - net of offering costs	$ 1,241	4,102,238					4,103,479
Proceeds from initial public offering - net of offering costs (shares)	1,241,459
Comprehensive income (loss):
Net income (loss)				(515,971)		$ (21,843)	(537,814)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					(169,521)	(823)	(170,344)
Balance at Dec. 31, 2018	$ 11,621	6,664,295	232,542	1,526,110	(229,587)	(22,666)	8,182,315
Balance (shares) at Dec. 31, 2018	11,621,459
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering - net of offering costs	$ 20	70,386					70,406
Proceeds from initial public offering - net of offering costs (shares)	19,361
Comprehensive income (loss):
Net income (loss)			30,412	422,694		(153,742)	299,364
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					(50,758)	(2,398)	(53,156)
Balance at Dec. 31, 2019	$ 11,641	6,734,681	262,954	1,948,804	(280,345)	(178,806)	8,498,929
Balance (shares) at Dec. 31, 2019	11,640,820
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering - net of offering costs	$ 34	110,713					110,747
Proceeds from initial public offering - net of offering costs (shares)	34,396
Comprehensive income (loss):
Net income (loss)			64,186	193,853		(4,146)	253,893
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					242,787	9,132	251,919
Balance at Dec. 31, 2020	$ 11,675	$ 6,845,394	$ 327,140	$ 2,142,657	$ (37,558)	$ (173,820)	$ 9,115,488
Balance (shares) at Dec. 31, 2020	11,675,216